Debt (Tables)	12 Months Ended
Mar. 31, 2019
Short-term borrowings and current portion of long-term debt [Member]
Statement [line items]
Summary of Debt

Short-term borrowings and current portion of long-term debt consist of the following:

	As at March 31,
	2019		2019		2018
			(In millions)
Commercial paper	US$	1,583.8	Rs.	109,525.6	Rs.	105,815.5
Loans from banks/financial institutions		1,319.5		91,247.0		61,273.0
Inter-corporate deposits		10.5		730.0		860.0
Current portion of long-term debt (refer note 21)		2,174.0		150,341.1		109,338.9

Total	US$	5,087.8	Rs.	351,843.7	Rs.	277,287.4

Long-term debt [Member]
Statement [line items]
Summary of Debt

Long-term debt consists of the following:

	As at March 31,
	2019		2019		2018
			(In millions)
Non-convertible debentures	US$	1,847.9	Rs.	127,793.8	Rs.	148,107.9
Collateralized debt obligations		440.7		30,473.3		13,205.8
Buyers credit from banks at floating interest rate		361.5		25,000.0		15,000.0
Loan from banks/financial institutions		4,039.8		279,380.1		137,181.5
Senior notes		5,536.1		382,845.6		396,301.9
Others		186.8		12,915.3		10,961.2

Total		12,412.8		858,408.1		720,758.3
Less: current portion (refer note 20)		2,174.0		150,341.1		109,338.9

Long-term debt	US$	10,238.8	Rs.	708,067.0	Rs.	611,419.4

Long-term debt [Member] | Luxembourg Stock Exchange [Member]
Statement [line items]
Summary of Debt

Details of the tranches of the senior notes outstanding at March 31, 2019 are as follows:

Issued on	Currency	Initial Principal amounts (in millions)	Outstanding Principal amounts (in millions)	Outstanding (In millions)				Interest rate	Redeemable on
				As at March 31,
				2019		2018
January 2013	USD	500	500	Rs.	34,464.0	Rs.	32,485.2	5.625%	February 2023
February 2015	GBP	400	400		36,005.8		36,664.8	3.875%	March 2023
January 2014	GBP	400	400		35,969.8		36,598.4	5.000%	February 2022
March 2015	USD	500	500		34,686.5		32,713.6	3.500%	March 2020
December 2013	USD	700	—		—		45,844.7	4.125%	December 2018
October 2014	USD	500	500		34,713.0		32,738.4	4.250%	November 2019
January 2017	GBP	300	300		27,036.8		27,504.6	2.750%	January 2021
January 2017	EUR	650	650		50,367.0		52,112.4	2.200%	January 2024
October 2017	USD	500	500		34,585.5		31,569.2	4.500%	March 2027
October 2018	USD	500	500		38,989.5		—	4.500%	January 2026

Total				Rs.	326,817.9	Rs.	328,231.3

Long-term debt [Member] | Singapore Stock Exchange [Member]
Statement [line items]
Summary of Debt

Details of the tranches of the senior notes outstanding at March 31, 2019 are as follows:

Issued on	Currency	Initial Principal amounts (in millions)	Outstanding Principal amounts (in millions)	Outstanding (In millions)				Interest rate	Redeemable on
				As at March 31,
				2019		2018
October 2014	USD	250	250	Rs.	17,187.3	Rs.	16,194.3	5.750%	October 2024
May 2014	USD	300	300		20,791.6		19,487.7	5.750%	May 2021
October 2014	USD	500	262.532		18,048.8		32,388.6	4.625%	April 2020

Total				Rs.	56,027.7	Rs.	68,070.6